May 4, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MONY Life Insurance Company of America
MONY America Variable Account A
MONYMaster
Filing Pursuant to Rule 497(j) for
File No. 33-20453; 811-05166

Commissioners:

On behalf of MONY Life Insurance Company of America and MONY America Variable Account A, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “MONYMaster”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 47 for MONY America Variable Account A as filed with the Commission on April 21, 2017 via EDGARLINK.

Please do not hesitate to call me at (212) 314-3912 if you have any questions.

Sincerely,

/s/ Shane Daly

Shane Daly
Vice President and Associate General Counsel